Quarterly Holdings Report
for
Fidelity® Municipal Core Plus Bond Fund
October 31, 2023
MUC-NPRT3-1223
1.9907254.100
Municipal Bonds - 100.1%
	Principal Amount (a)	Value ($)
Alabama - 2.8%
Black Belt Energy Gas District Bonds:
Series 2022 C1, 5.25%, tender 6/1/29 (b)	630,000	631,135
Series 2022 E, 5%, tender 6/1/28 (b)	65,000	64,652
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	380,000	377,434
TOTAL ALABAMA		1,073,221
Arizona - 2.1%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	92,811	80,766
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	125,000	121,833
Series 2007, 4.1%, tender 6/15/28 (b)(c)	55,000	53,483
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	100,000	97,992
Phoenix Ariz Indl. Dev. Auth. Rev. (Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	100,000	89,185
Phoenix Civic Impt. Board Arpt. Rev. Series 2023, 5% 7/1/24 (c)	100,000	100,406
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	260,000	252,140
TOTAL ARIZONA		795,805
California - 7.4%
California Gen. Oblig.:
Series 2020, 4% 11/1/37	50,000	47,929
Series 2022, 4.75% 12/1/42	250,000	243,712
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	576,907	499,280
Series 2023 A1, 4.375% 9/20/36	99,728	89,949
California Muni. Fin. Auth. Rev. Series 2017 A:
3.5% 6/1/34	50,000	43,500
3.75% 6/1/37	40,000	33,479
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	400,000	378,958
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/53 (Build America Mutual Assurance Insured) (c)	500,000	473,274
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	500,000	40,842
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/35 (c)	10,000	10,143
Series 2019 C, 5% 5/15/25 (Escrowed to Maturity)	25,000	25,509
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	10,000	8,584
Series 2020 C, 3% 7/1/35	5,000	4,208
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/30	400,000	430,702
Poway Unified School District Series B, 0% 8/1/38	60,000	29,266
San Diego Unified School District Series 2012 R1, 0% 7/1/31	10,000	7,201
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2023 A, 5% 5/1/38 (c)	500,000	495,528
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	5,000	5,232
TOTAL CALIFORNIA		2,867,296
Colorado - 1.6%
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/36	15,000	13,399
(Parkview Med. Ctr., INC. Proj.) Series 2017, 5% 9/1/26	325,000	325,863
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	90,000	93,443
Series 2019 A, 4% 11/1/39	45,000	39,552
Series 2019 A1, 4% 8/1/39	185,000	158,407
TOTAL COLORADO		630,664
Connecticut - 5.6%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	50,000	51,341
Series 2018 A, 5% 4/15/37	1,000,000	1,025,022
Series 2021 A, 3% 1/15/36	20,000	16,428
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2019 A:
5% 7/1/25	190,000	190,193
5% 7/1/26	500,000	498,126
Series 2020 A:
4% 7/1/36	5,000	4,506
5% 7/1/32	5,000	5,138
Series R, 5% 6/1/40	30,000	30,056
Connecticut Hsg. Fin. Auth. Series 2023 A, 5.25% 11/15/53	260,000	263,537
Stamford Gen. Oblig. Series 2016, 4% 8/1/26	5,000	5,008
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (d)	100,000	72,830
TOTAL CONNECTICUT		2,162,185
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2016 A, 3% 6/1/41	145,000	106,052
District of Columbia Income Tax Rev. Series 2019 A, 5% 3/1/35	15,000	15,832
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2021 A:
4% 10/1/40 (c)	100,000	85,764
5% 10/1/26 (c)	200,000	203,192
TOTAL DISTRICT OF COLUMBIA		410,840
Florida - 0.3%
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	100,000	65,305
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	15,000	15,103
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	75,000	52,638
TOTAL FLORIDA		133,046
Georgia - 4.7%
Atlanta Arpt. Rev. Series 2023 G, 5% 7/1/25 (c)	800,000	809,475
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 4, 3.8%, tender 5/21/26 (b)	340,000	329,626
Main Street Natural Gas, Inc. Bonds:
Series 2022 E, 4%, tender 12/1/29 (b)	200,000	185,944
Series 2023 A, 5%, tender 6/1/30 (b)	200,000	196,679
Series 2023 B, 5%, tender 3/1/30 (b)	250,000	248,359
Series 2023 C, 5%, tender 9/1/30 (b)	55,000	54,615
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/38	5,000	4,501
TOTAL GEORGIA		1,829,199
Hawaii - 0.9%
Honolulu City & County Gen. Oblig. Series 2020 F, 5% 7/1/34	5,000	5,312
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	340,000	344,446
TOTAL HAWAII		349,758
Illinois - 12.0%
Chicago Board of Ed.:
Series 2017 D, 5% 12/1/31	100,000	98,266
Series 2022 B, 4% 12/1/41	100,000	78,966
Chicago Midway Arpt. Rev. Series 2016 A, 5% 1/1/29 (c)	20,000	19,933
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (c)	5,000	4,991
Series 2016 G, 5% 1/1/42 (c)	5,000	4,847
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/38	350,000	341,333
Illinois Fin. Auth. Rev.:
Series 2015 A, 5% 11/15/25	60,000	60,470
Series 2016 A, 3% 10/1/37	20,000	15,304
Series 2016:
3.125% 5/15/37	35,000	27,559
4% 5/15/35	10,000	9,020
5% 12/1/46	5,000	4,717
Series 2017 C, 5% 3/1/26	15,000	15,184
Series 2019, 5% 4/1/35	15,000	15,190
Illinois Gen. Oblig.:
Series 2017 D, 5% 11/1/28	25,000	25,557
Series 2021 A, 5% 3/1/30	120,000	123,997
Series 2022 A, 5% 3/1/36	40,000	40,348
Series 2023 B, 5% 5/1/37	500,000	499,207
Series 2023 D, 4% 7/1/37	300,000	266,260
Series June 2016, 3.5% 6/1/29	500,000	464,855
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	350,000	344,670
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series A, 5% 1/1/45	20,000	19,961
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	100,000	28,662
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	6,744
Series 2002 A, 0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,295
Series 2022 A, 0% 6/15/41	300,000	111,500
Series 2023 A, 5% 12/15/28	300,000	307,813
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26 (Escrowed to Maturity)	5,000	5,119
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	300,000	307,155
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	264,000	248,373
Series 2023 C, 5% 1/1/35	1,000,000	1,039,403
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	100,000	98,237
TOTAL ILLINOIS		4,645,936
Indiana - 0.0%
Indiana Fin. Auth. Edl. Facilities Rev. (Butler Univ. Proj.) Series 2021, 4% 2/1/30	10,000	9,759
Iowa - 0.7%
Des Moines Iowa Series 2020 A, 2% 6/1/31	10,000	8,195
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	260,000	261,965
TOTAL IOWA		270,160
Kentucky - 3.1%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	350,000	310,813
Series 2019, 4% 2/1/33	200,000	185,147
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	200,000	189,422
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	95,000	92,401
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	350,000	354,631
Series 2020 A, 3% 10/1/43	90,000	60,467
Louisville & Jefferson County Visitors & Convention Commission Rev. (Kentucky Int'l. Convention Ctr. Expansion Proj.) Series 2016, 3.125% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	20,000	13,834
TOTAL KENTUCKY		1,206,715
Louisiana - 0.8%
New Orleans Aviation Board Rev. Series 2017 D2, 5% 1/1/38 (c)	60,000	58,639
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	260,000	254,719
TOTAL LOUISIANA		313,358
Maryland - 1.4%
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	300,000	302,575
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2014 A, 5% 4/1/25	255,000	256,276
TOTAL MARYLAND		558,851
Massachusetts - 2.5%
Amesbury Gen. Oblig. Series 2020, 2% 6/1/34	25,000	18,839
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/28	30,000	30,154
Series 2019 K, 5% 7/1/35	15,000	15,312
Series 2021 G, 4% 7/1/46	510,000	409,210
Massachusetts Edl. Fing. Auth. Rev. Series 2020 C, 5% 7/1/26 (c)	100,000	100,738
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	370,000	308,931
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/34 (c)	30,000	30,589
Worcester Gen. Oblig. Series 2021, 2% 2/15/35 (Assured Guaranty Muni. Corp. Insured)	60,000	44,055
TOTAL MASSACHUSETTS		957,828
Michigan - 0.4%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/38	100,000	95,218
Michigan Fin. Auth. Rev. Series 2022, 5% 12/1/32	25,000	24,445
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	30,000	17,582
Rochester Cmnty. School District Series 2019 II, 3% 5/1/31	5,000	4,413
TOTAL MICHIGAN		141,658
Minnesota - 1.9%
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	315,000	323,880
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A, 5% 10/1/33	150,000	152,344
Series 2023, 4.25% 10/1/38	300,000	264,174
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	15,000	12,770
TOTAL MINNESOTA		753,168
Mississippi - 0.2%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	100,000	71,483
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	135,000	134,300
Nevada - 4.5%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (c)	1,740,000	1,755,595
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2023 2A, 3.875% 1/20/38	99,730	84,084
New Hampshire Health & Ed. Facilities Auth. Series 2023 B:
5% 11/1/43 (c)	30,000	29,054
5.5% 11/1/27 (c)	20,000	20,656
TOTAL NEW HAMPSHIRE		133,794
New Jersey - 12.2%
Essex County Gen. Oblig. Series 2021 B, 2% 8/15/33	450,000	347,833
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5.25% 6/15/38 (e)	1,000,000	1,012,646
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/34	10,000	8,977
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	340,000	319,536
New Jersey Gen. Oblig. Series 2020, 2.375% 6/1/36	55,000	40,284
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2021 B, 5% 12/1/25 (c)	655,000	659,757
Series 2023 A, 5% 12/1/30 (c)	300,000	303,180
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (c)	500,000	497,503
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	560,000	519,242
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	150,000	143,302
0% 12/15/31 (FGIC Insured)	15,000	10,346
0% 12/15/34	80,000	48,055
Series 2022 AA, 5% 6/15/25	250,000	253,548
Series AA, 5% 6/15/38	35,000	35,635
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(c)	500,000	494,954
TOTAL NEW JERSEY		4,694,798
New York - 9.8%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/30	250,000	249,388
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A, 5% 9/1/34	5,000	5,315
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	100,000	101,283
Series 2023 1, 5% 8/1/28	1,000,000	1,054,857
Series 2023 D, 5% 8/1/25	1,000,000	1,020,214
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 J, 3.05% 11/1/49	15,000	9,826
New York Metropolitan Trans. Auth. Rev. Series 2020 D, 4% 11/15/47	15,000	12,255
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2023 C2, 3.8%, tender 5/1/29 (b)	370,000	355,988
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/37	5,000	5,196
Series 2020 C, 4% 3/15/37	5,000	4,671
New York State Urban Eev Corp. Series 2019 A, 3% 3/15/49	1,000,000	672,412
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	20,000	18,369
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/28 (c)	20,000	20,276
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/34 (c)	35,000	34,989
Suffolk Tobacco Asset Securitization Corp. Series 2021 B1, 4% 6/1/50	225,000	199,357
TOTAL NEW YORK		3,764,396
North Carolina - 0.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	45,000	44,305
North Dakota - 1.3%
Grand Forks Health Care Sys. Rev. Series 2021, 5% 12/1/28	500,000	494,444
Ohio - 1.9%
American Muni. Pwr., Inc. Rev. Series 2016 A, 3% 2/15/36	10,000	8,065
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 3% 6/1/48	200,000	131,627
Series 2020 B2, 5% 6/1/55	250,000	204,508
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019, 5% 1/1/34	5,000	5,194
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/32	25,000	25,765
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	200,000	162,338
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	200,000	153,016
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020, 5% 7/1/35	30,000	30,980
(Xavier Univ. 2015 Proj.) Series 2015 C, 3.75% 5/1/38	5,000	4,108
TOTAL OHIO		725,601
Oregon - 0.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/36	10,000	10,187
Pennsylvania - 3.3%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3.375% 11/15/31	10,000	9,101
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/28	580,000	589,466
5% 7/15/29	220,000	222,676
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2020 B, 5%, tender 2/15/27 (b)	50,000	50,658
Series 2017 A2, 5% 2/15/31	10,000	10,178
Pennsylvania Gen. Oblig.:
Series 2020 1, 3% 5/1/36	310,000	249,355
Series 2021, 3% 5/15/34	40,000	33,685
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016 A1, 5% 12/1/27	5,000	5,067
Series 2021 B, 5% 12/1/33	25,000	26,523
Philadelphia Gas Works Rev. Series 15, 5% 8/1/24	50,000	50,310
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/39	10,000	9,984
TOTAL PENNSYLVANIA		1,257,003
Puerto Rico - 5.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 A, 5% 7/1/37 (d)	250,000	235,084
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	250,000	159,375
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	500,000	285,592
4% 7/1/37	250,000	202,993
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,250,000	1,079,782
TOTAL PUERTO RICO		1,962,826
Rhode Island - 3.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/36	100,000	86,708
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	500,000	489,306
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/25 (c)	600,000	605,661
TOTAL RHODE ISLAND		1,181,675
South Carolina - 0.3%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	100,000	99,657
Tennessee - 0.8%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (c)	5,000	4,884
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 3% 1/1/35	350,000	301,385
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	5,000	4,480
Tennessee Hsg. Dev. Agcy. Residential Series 2019 4, 2.9% 7/1/39	5,000	3,801
TOTAL TENNESSEE		314,550
Texas - 4.0%
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	145,000	150,097
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	25,000	25,162
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/34	5,000	5,164
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2020 A, 4.125%, tender 11/1/23 (b)(c)	100,000	100,000
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/29 (b)	1,000,000	963,534
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/39	5,000	5,021
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2022, 5% 10/1/40	50,000	50,210
Texas Wtr. Dev. Board Rev.:
Series 2019, 5% 8/1/35	5,000	5,267
Series 2020, 3% 10/15/38	250,000	194,270
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	40,000	26,756
TOTAL TEXAS		1,525,481
Washington - 2.1%
Port of Seattle Rev.:
Series 2018 A, 5% 5/1/37 (c)	5,000	5,014
Series 2019:
5% 4/1/35 (c)	30,000	30,458
5% 4/1/36 (c)	5,000	5,065
Washington Gen. Oblig. Series 2021 A, 5% 6/1/38	15,000	15,565
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	150,000	149,169
5% 7/1/36	155,000	145,807
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	15,000	15,104
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/27	75,000	75,774
Series 2015 A, 5% 8/15/27	5,000	5,033
Series 2019 A1, 5% 8/1/36	10,000	10,001
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 5% 7/1/28 (d)	365,000	366,934
TOTAL WASHINGTON		823,924
West Virginia - 0.6%
Monongalia Cty W Bld Cm Rev. Series 2015, 5% 7/1/29	220,000	212,800
Wisconsin - 0.9%
Howard Suamico Scd Series 2021, 2% 3/1/38	15,000	10,068
Milwaukee Gen. Oblig. Series 2017 N4, 5% 4/1/26	5,000	5,052
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 3% 6/1/45	100,000	66,705
Roseman Univ. of Health Series 2021 A, 4.5% 6/1/56 (d)	115,000	75,440
Wisconsin Health & Edl. Facilities:
Series 2013 A, 5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100)	100,000	100,028
Series 2015, 3.15% 8/15/27	80,000	75,639
TOTAL WISCONSIN		332,932
TOTAL MUNICIPAL BONDS (Cost $40,602,007)		38,649,198

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.14% (g)(h) (Cost $426,000)	425,915	426,000

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $41,028,007)	39,075,198
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(471,748)
NET ASSETS - 100.0%	38,603,450

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $750,288 or 1.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.14%	-	33,240,000	32,814,000	70,555	-	-	426,000	0.0%
Total	-	33,240,000	32,814,000	70,555	-	-	426,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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